The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A

PrimElite III

Updating Summary Prospectus
April 27, 2026
A flexible premium deferred variable annuity contract

The prospectus for the PrimElite III Variable Annuity Contract (the “Contract” or “contract”), a flexible premium deferred variable annuity contract issued by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/PUFT/BHF152. You can also obtain this information at no cost by calling (888) 243-1932 or by sending an email request to rcg@brighthousefinancial.com.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals (partial or full) could result in withdrawal charges, taxes, and tax penalties.
The Company’s obligations under the Contract are subject to our financial strength and claims-paying ability. Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Account Value. The sum of your interests in the Investment Portfolios and the Fixed Account.
Accumulation Phase. The period before the commencement of Annuity Payments.
Contract Year. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
Fixed Account. The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts.
Investment Portfolios. The means of investing offered to Owners in various underlying fund portfolios.
Purchase Payment. A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments.
Separate Account. We have established Brighthouse Separate Account A to hold the assets that underlie the Contracts.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated April 28, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
On November 6, 2025, Brighthouse Financial (“BHF”) and Aquarian Capital LLC (“Aquarian”) announced that they had entered into a definitive agreement under which an affiliate of Aquarian will acquire BHF. This transaction is subject to the satisfaction or waiver of customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction or waiver of the other conditions, the transaction is expected to be consummated in 2026.
Upon the consummation of the transaction, Aquarian will become the ultimate parent of BHF and BLIC will remain an indirect wholly-owned subsidiary of BHF. Although Aquarian will replace BHF as BLIC’s ultimate parent, BLIC will continue in its present role as the issuer of your contract. All of your rights and benefits under your contract and BLIC’s obligations under the contract will remain unchanged.
Founded in 2017, Aquarian Capital is a diversified global holding company with a strategic portfolio of insurance and asset management solutions. Aquarian is headquartered in New York, NY.
Trust Reorganization. Each of the following Former Investment Portfolios has been reorganized into the New Investment Portfolios of the New Trust.
Former Trust	New Trust
Legg Mason Partners Variable Equity Trust	Lincoln Variable Insurance Products Trust
ClearBridge Variable Appreciation Portfolio	LVIP ClearBridge Appreciation Fund
ClearBridge Variable Dividend Strategy Portfolio	LVIP ClearBridge Dividend Strategy Fund
ClearBridge Variable Large Cap Growth Portfolio	LVIP ClearBridge Large Cap Growth Fund
ClearBridge Variable Large Cap Value Portfolio	LVIP ClearBridge Large Cap Value Fund
Portfolio Name Changes. Certain Investment Portfolios were subject to a name change. The chart below identifies the former name and new name of the Investment Portfolios.
Former Name	New Name
American Funds Insurance Series®	American Funds Insurance Series®
American Funds Global Small Capitalization Fund	American Funds SMALLCAP World Fund®*
* The effective date of this name change is May 1, 2026.

Important Information You Should Consider About the Contract
	Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money during the first 8 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 8%
of the Purchase Payment withdrawn, declining to 0% over that time period.
For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Expenses – Withdrawal Charge
Are There Transaction Charges?
Yes. In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Investment Portfolios and the Fixed Account.
Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Expenses – Transfer Fee

	Fees, Expenses, and Adjustments			Location in Prospectus
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee Table and Examples Expenses – Product Charges Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.54%	1.54%
	Investment Portfolio fees and expenses[2]	0.53%	1.15%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.25%[4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
2 As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
3 As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
4 As a percentage of average Account Value in the Separate Account. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,862	Highest Annual Cost $3,033
	Assumes:	Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive Investment Portfolio
fees and expenses
●No sales charges
●No optional benefits
●No additional Purchase Payments,
transfers, or withdrawals

●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of optional benefits and
Investment Portfolio fees and
expenses
●No sales charges
●No additional Purchase
Payments, transfers, or
withdrawals

Risks
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.			Principal Risks of Investing in the Contract

	Risks	Location in Prospectus
Is This a Short- Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawal charges may apply for the first 8 years following a Purchase Payment. Withdrawal charges will reduce the value of your Contract if you withdraw money during that time. Withdrawals could significantly reduce the value of your Contract, the death benefit, and other
Contract benefits, including the optional death benefit. The reduction may be more than the amount withdrawn.
The benefits of tax deferral and living benefit protection also mean the
Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Investment Portfolios).
●Each investment option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-
1968.
Principal Risks of Investing in the Contract
Restrictions
Are There Restrictions on the Investment Options?
Yes.
●Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to limit transfers or impose a charge for transfers in excess of 12 per year.
●We reserve the right to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to restrict payments to and transfers to and from the
Fixed Account.
●We reserve the right to remove or substitute the Investment Portfolios available as investment options under the Contract.
●The availability of the Investment Portfolios may vary depending on the selling firm through which your Contract is sold.
Purchase Investment Options Appendix D: State and Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?
Yes.
●Certain optional benefits could limit subsequent Purchase Payments.
●Withdrawals will reduce the value of the death benefit, perhaps significantly.
●Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
●We may stop offering an optional benefit at any time for new sales.
●The availability of Contract benefits may vary depending on the state through which your Contract is issued or the selling firm through which it is sold.
●Except as otherwise provided, Contract benefits may not be modified or terminated by us.
Purchase – Investment Allocation Restrictions for Certain Riders Death Benefit Appendix D: State and Financial Intermediary Variations

	Taxes	Location in Prospectus
What Are the Contract’s Tax Implications?
●Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
●If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1∕2.
Federal Income Tax Status
Conflicts of Interest
How Are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Other Information – Distributor
Should I Exchange My Contract?
If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Replacement of Contracts and Other Exchanges

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APPENDIX A
Investment Options Available Under the Contract
The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF152. You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com.
The availability of the Investment Portfolios may vary depending on the selling firm through which your Contract is sold. See Appendix D: State and Financial Intermediary Variations.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.65%	21.62%	8.23%	12.17%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.58%	20.24%	13.37%	17.97%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.53%	18.06%	13.90%	13.92%
Seeks long-term growth of capital.	American Funds SMALLCAP World Fund® — Class 2[1]# Capital Research and Management CompanySM	0.90%	14.64%	0.49%	7.23%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.47%	7.26%	-0.14%	2.36%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.91%	6.75%	4.03%	3.95%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.83%	15.60%	7.30%	11.00%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.99%	5.83%	-0.91%	9.00%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.99%	18.96%	0.70%	7.34%
Seeks a competitive total return primarily from investing in fixed- income securities.	BlackRock Bond Income Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.53%	7.79%	-0.32%	2.22%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	3.99%	2.93%	1.95%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.87%	7.54%	8.02%	10.45%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.79%	13.72%	10.01%	16.41%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.06%	-4.74%	2.62%	8.86%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.75%	6.81%	0.35%	1.57%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks a balance of growth of capital and income.	Franklin Multi-Asset Variable Conservative Growth Fund — Class I‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.59%	12.76%	6.69%	7.70%
Seeks capital appreciation.	Franklin Multi-Asset Variable Growth Fund — Class I‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.78%	16.56%	11.01%	10.59%
Seeks long-term growth of capital.	Franklin Multi-Asset Variable Moderate Growth Fund — Class I#‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.76%	14.86%	9.31%	9.45%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Pte. Ltd.	0.81%	9.96%	2.56%	5.33%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class I†† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	12.62%	11.86%	12.46%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	LVIP ClearBridge Dividend Strategy Fund — Class II# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	1.00%	12.46%	11.69%	12.29%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Victory Pioneer Mid Cap Value VCT Portfolio — Class II# Victory Capital Management Inc.	1.02%	10.86%	10.88%	8.73%
#
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
‡
This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††
Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
1
Until May 1, 2026, the name of this Investment Portfolio is American Funds Global Small Capitalization Fund.
The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if you participate in a dollar cost averaging program and instruct us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide you with written notice before doing so.
Name	Guaranteed Minimum Interest Rate
Fixed Account	1%

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The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (888) 243-1932, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/PUFT/BHF152.
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151831